Related-party transactions	12 Months Ended
Dec. 31, 2025
Related-party transactions
Related-party transactions

Note 27. Related-party transactions

On December 20, 2023, the Company entered into an agreement with Pierre Broqua, Deputy CEO and Director, which was authorized by the Board of Directors at its meeting on December 15, 2023 after the project had been presented to him. This agreement was approved at the General Meeting of shareholders held on June 20, 2024. In this agreement, Pierre Broqua transferred certain of his intellectual property rights related to patents to the Company between May 31, 2016 and December 31, 2022, against payments up to €100,000, of which:

-	€50,000 on signature of the agreement, and
-	€50,000 on condition that and when the first of the following events occurs: (i) the granting of marketing authorization by the health authorities of the United States of America and/or the European Union for a product whose compound, indication or manufacturing process is covered by one or more of the patents covered by the agreement, or (ii) the signature by the Company and a third party of a licensing agreement relating to one or more of the patents covered by the agreement and whose geographical territory is the United States of America and/or the European Union. At December 31, 2025, these conditions had not been met.

On December 11, 2024, the Board of Directors authorized the Company to enter into another agreement with Pierre Broqua, then Deputy CEO of the Company. This agreement provides for the transfer and communication of Pierre Broqua’s know-how to the Company since January 1, 2023. This agreement was approved at the General Meeting of shareholders held on May 22, 2025. The payments are conditional as follows:

-	€500 in return for disclosing to the Company an invention that meets the conditions for patentability;
-	€5,000 when the invention is patented for the first time in one of the territories stipulated in the agreement;
-	€20,000 when a product implementing one or more inventions of which Pierre Broqua is the inventor (or co-inventor) receives marketing authorization in one of the territories stipulated in the agreement; and
-	€30,000 when a product implementing one or more inventions of which Pierre Broqua is the inventor (or co-inventor) enters the commercial exploitation phase (generates revenues) in one of the territories stipulated in the agreement.

An agreement (convention de garantie sociale des chefs et dirigeants d’entreprises) was entered into between the Company and Pierre Broqua, then Deputy CEO and Director authorized by the Board of Directors on March 22, 2017. The purpose of this agreement was to guarantee Pierre Broqua compensation in the event of termination of his duties as Deputy CEO. It was expressly stipulated that this social security agreement could not be terminated before the end of Pierre Broqua’s term of office as Deputy CEO. Pierre Broqua left the Company on June 30, 2025. No amount was recognized under this agreement following his departure. The benefit of this agreement for the Company was to secure the presence of the Deputy CEO within the company by providing him with financial protection in the event of termination of his term of office.

An agreement (protocole d’accord transactionnel) was signed between the Company and Frédéric Cren to set the terms of Frédéric Cren’s departure on September 30, 2025. The Company entered into this agreement to agree on appropriate departure terms in view of the decisive role played by Frédéric Cren in the Company’s success and to facilitate the transition process and avoid any dispute relating to the termination of Frédéric Cren’s duties. The conclusion of this agreement was authorized by the Company’s Board of Directors as of September 30, 2025 and at the General Meeting of shareholders hold on November 27, 2025. An amount of €961,040 was paid under this agreement during 2025.

An agreement (convention de garantie sociale des chefs et dirigeants d’entreprises) was entered into between the Company and Frédéric Cren, then CEO and Managing Director, authorized at the General Meeting of shareholders held on June 18, 2013. This agreement, dated July 27, 2012, with effect from September 1, 2012, was intended to guarantee. Frédéric Cren compensation in the event of termination of his duties as CEO. It was expressly stipulated that this social security agreement could not be terminated before the end of Frédéric Cren’s term of office as CEO. Frédéric Cren left the Company on September 30, 2025. No amount was recognized under this agreement following his departure. The benefit of this agreement for the Company was to secure the presence of the CEO within the company by providing him with financial protection in the event of termination of his term of office.

The subscription agreement entered into between the Company and Samsara BioCapital L.P. on May 2, 2025 is a regulated agreement within the meaning of Article L. 225-38 of the French Commercial Code and was approved by the Board of Directors on May 2, 2025 in the context of the Structured Financing. Srinivas Akkaraju, a member of the board of directors of the Company, is an executive member of the firm Samsara BioCapital GP, LLC. Samsara BioCapital GP, LLC is the general partner of Samsara BioCapital L.P. This agreement will be submitted for approval to the General Meeting of shareholders called to approve the financial statements for the fiscal year ending December 31, 2025.

Samsara BioCapital L.P subscribed to 6,637,037 ABSAs for a price of €8,959,999.95.

In connection with related-party transactions referred to in Article L225-37-4 2° of the French Commercial Code, an employment agreement governed by the laws of the State of Massachusetts, under which Andrew Obenshain serves as CEO of Inventiva Inc., was entered into on September 30, 2025.

The table below sets out the compensation awarded to the members of the executive team (including the executive and corporate officers) that was recognized in expenses for the years ended December 31, 2023, 2024 and 2025:

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Short-term benefits	1,995	2,181	2,563
Post-employment benefits	101	71	(397)
Other long-term benefits	—	—	—
End of contract indemnities	—	—	—
Share-based payment	1,584	1,296	10,274
Net total	3,680	3,548	12,440